Fair Value (Tables)	6 Months Ended
Jun. 30, 2022
Fair Value [Abstract]
Schedule of outstanding options
December 31, 2021
Stock price	$0.49 ~ 12.61
Exercise price	$0.49 ~ 12.61
Expected term in years	0.04 ~ 0.24
Expected dividend yield	0%
Volatility	30% ~ 75%
Risk-free interest Rate	5%

	June 30, 2022	December 31, 2021

Stock price	$0.85	$1.28
Exercise price	$11.5	$11.5
Expected term in years	2.96	3.46
Expected dividend yield	0%	0%
Volatility	92.306%	80.46%
Risk-free interest Rate	3.1%	1.22%

Schedule of fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis
	Quoted Prices in Active Markets for Identical Assets	Significant Observable Inputs	Significant Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Assets
Fair value measurement:
Listed equity securities	$11,547,039	$-	-	$11,547,039
NAV practical expedient:
Long term investment				1,492,582
	$11,547,039	$-	$-	$13,039,621
Liabilities
Warrant liabilities	$(805,000)	$(376,250)	$-	$(1,181,250)
	$(805,000)	$(376,250)	$-	$(1,181,250)

	Quoted Prices in Active Markets for Identical Assets	Significant Observable Inputs	Significant Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Assets
Fair value measurement:
Listed equity securities	$15,900,369	$-	-	$15,900,369
NAV practical expedient:
Long term investment				1,550,314
	$15,900,369	$-	$-	$17,450,683

Liabilities
Option liabilities(1)	$-	$(554,710)	$-	$(554,710)
Warrant liabilities	(1,322,500)	(618,125)	-	(1,940,625)
	$(1,322,500)	$(1,172,835)	$-	$(2,495,335)

Schedule of fair values of financial assets and liabilities, excluding financial instruments
	Total Carrying	Quoted Prices in Active Markets for Identical Assets	Significant Observable Inputs	Significant Unobservable Inputs	Estimated
	Value	(Level 1)	(Level 2)	(Level 3)	Fair Value

Assets
Cash and cash equivalents	$11,868,738	$11,868,738	$-	$-	$11,868,738
Bank balances held on behalf of customers	2,942,560	2,942,560	-	-	2,942,560
Receivables from broker-dealers and clearing organizations	50,775,530	-	50,775,530	-	50,775,530
Short-term loans receivable	3,578,046	3,578,046			3,578,046
Other receivables	118,506	-	118,506	-	118,506
	$69,283,380	$18,389,344	$50,894,036	$-	$69,283,380

Liabilities
Payables to customers	$28,613,350	$-	$28,613,350	$-	$28,613,350
Payables to broker-dealers and clearing organizations	31,578,383	-	31,578,383	-	31,578,383
Accrued expenses and other payables	1,813,313	-	1,813,313	-	1,813,313
Short-term borrowings	110,000	-	110,000	-	110,000
Lease liability - current	535,228	535,228			535,228
Due to director	154,697	-	154,697	-	154,697
	$62,804,971	$535,228	$62,269,743	$-	$62,804,971

	Total Carrying	Quoted Prices in Active Markets for Identical Assets	Significant Observable Inputs	Significant Unobservable Inputs	Estimated
	Value	(Level 1)	(Level 2)	(Level 3)	Fair Value
Assets
Cash and cash equivalents	$15,098,151	$15,098,151	$-	$-	$15,098,151
Bank balances held on behalf of customers	653,324	653,324	-	-	653,324
Receivables from broker-dealers and clearing organizations	87,938,377	-	87,938,377	-	87,938,377
Other receivables	67,352	-	67,352	-	67,352
	$103,757,204	$15,751,475	$88,005,729	$-	$103,757,204

Liabilities
Payables to customers	$35,959,925	$-	$35,959,925	$-	$35,959,925
Payables to broker-dealers and clearing organizations	53,101,820	-	53,101,820	-	53,101,820
Accrued expenses and other payables	1,623,354	-	1,623,354	-	1,623,354
Short-term borrowings	110,000	-	110,000	-	110,000
Due to director	161,044	-	161,044	-	161,044
	$90,956,143	$-	$90,956,143	$-	$90,956,143